Goodwill and Intangible assets	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets
14. Goodwill and Intangible assets
Goodwill arising from a business combination is not amortized but is tested for impairment. The Bank tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. During the fiscal year ended March 31, 2024, the carrying amount of goodwill increased by Rs.

1,628,148.5
million as a result of the merger of eHDFC Group with HDFC Bank. On March 19, 2024, following the sale of HDFC Credila Financial Services Limited, goodwill amounting to Rs.

73,576.1

million was derecognized. We examined the goodwill that had arisen on acquisition of erstwhile Centurion Bank of Punjab (“eCBoP”) and eHDFC for possible impairment as of March 31, 2026. There were no changes in the carrying amount of goodwill of eCBoP, which is

Rs.

74,937.9

million, and of eHDFC, which is, Rs.

1,554,572.4

million, for the fiscal year ended March 31, 2026
.
No
impairment charges were recorded against goodwill during the period. Accordingly, the carrying amount of goodwill was Rs.
1,629,510.3
million (US$
17,366.6
 million) as o
f
 March 31, 202
6
.
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year
s
ended March 31, 2025 and March 31, 2026:

	As of March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Balance as of March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3
Goodwill on acquisition during the year		—		—		—		—		—		—
Less: Goodwill Derecognized on disposal during the year		—		—		—		—		—		—

Balance as of March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3

	As of March 31, 2026
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
			(In millions)
Balance as of March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	17,366.6
Goodwill on acquisition during the year		—		—		—		—		—		—		—
Less: Goodwill Derecognized on disposal during the year		—		—		—		—		—		—		—

Balance as of March 31, 2026	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	17,366.6

Intangible assets, net, consists of the following:

	As of,
	March 31, 2025		March 31, 2026		March 31, 2026
	(Rs. in millions)
Brand	Rs.	742,230.7	Rs.	742,230.7	US$	7,910.4
Investment management contract		369,785.6		369,785.6		3,941.0
Value of business acquired		221,738.5		221,738.5		2,363.2
Distribution network		50,570.8		50,570.8		539.0
Customer relationship		29,874.9		29,874.9		318.4
Transferable development rights		3,117.7		3,117.7		33.2
Other intangible Assets		1,417,318.2		1,417,318.2		15,105.2
Less: Accumulated amortization		46,438.2		67,119.8		715.4

Total intangible assets, net	Rs.	1,370,880.0	Rs.	1,350,198.4	US$	14,389.8

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets on the acquisition date included Brand amounting to Rs. 8,527.5 million and Distribution network amounting to Rs. 8,972.4 million pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Amortization expense related to intangible assets was
Rs. 21,201.0 million,
Rs.
25,237.2
 million and Rs.
20,681.6

million for the fiscal years ended March
31, 2024, March
31, 2025 and March 31, 2026 respectively. These amounts are included in
Non-Interest
Expense - Amortization of intangible assets in the consolidated statements of income.
At March 31, 2026, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2026
	(in millions)
Fiscal year ending March 31:
2027	Rs.	17,659.9	US$	188.2
2028		15,925.4		169.7
2029		14,368.8		153.1
2030		13,471.6		143.6
2031		12,731.6		135.7
Thereafter		164,024.8		1,748.1

Total	Rs.	238,182.1	US$	2,538.4